SUPPLEMENT DATED JULY 1, 2005 TO THE
                                     VARIABLE CONTRACT PROSPECTUSES LISTED BELOW

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus and statement of additional information. Please retain this supplement for future reference.

On July 1, 2005, Citigroup Inc. completed the sale of its life and annuity businesses to MetLife, Inc. The sale included The Travelers Insurance Company ("TIC") and The Travelers Life and Annuity Company ("TLAC"), the insurance companies that issue the variable contract described in your prospectus. The sale also included TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract. Also as part of the transaction, TIC distributed its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc.

As a result of the transaction, TIC and TLAC are now wholly-owned subsidiaries of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

Further, as a result of the transaction, TIC and TLAC are no longer affiliates of Citigroup Inc., Citicorp Investment Services, Inc., Citigroup Global Markets Inc., or PFS Investments, Inc. All references in the prospectus to such affiliation are deleted. These entities will continue to offer contracts they previously offered while affiliates of TIC and TLAC, as well as other contracts offered by MetLife, Inc.

Also in connection with the transaction, the following portfolios of Travelers Series Fund Inc. have been reorganized into portfolios of The Travelers Series Trust pursuant to a vote of shareholders of each portfolio: AIM Capital Appreciation portfolio, MFS Total Return portfolio, Pioneer Strategic Income portfolio, Salomon Brothers Strategic Total Return Bond portfolio, Strategic Equity portfolio, Travelers Managed Income portfolio and Van Kampen Enterprise portfolio. Any references in your prospectus to these portfolios being a portfolio of Travelers Series Fund Inc. is replaced with The Travelers Series Trust.

Also in connection with the transaction, the Social Awareness Stock portfolio of The Travelers Series Trust has been reorganized into a portfolio of Travelers Series Fund Inc. pursuant to a vote of shareholders. Any references in your prospectus to this portfolio being a portfolio of The Travelers Series Trust is replaced with Travelers Series Fund Inc.

The Net Total Annual Operating Expenses for each reorganized portfolio remains the same following the reorganization.

The transaction does not affect the terms or conditions of your variable contract, and TIC or TLAC remain fully responsible for their respective contractual obligations to variable contract owners.

TIC and TLAC are filing a report on Form 8-K with additional information about the transaction. The filing can be found at the SEC's Internet website at http://www.sec.gov.

In addition, for each of the following Funding Options that may be available under your variable contract and are advised by Travelers Asset Management International Company LLC ("TAMIC"), Salomon Brothers Asset Management Inc. has been approved as a subadviser: Travelers Quality Bond Portfolio, Money Market Portfolio, Managed Assets Trust, High Yield Bond Trust, U.S. Government Securities Portfolio, Convertible Securities Portfolio, Zero Coupon Bond Fund Portfolio (Series 2005), The Travelers Money Market Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, and Travelers Managed Income Portfolio.

SUPPLEMENT TO THE FOLLOWING VARIABLE CONTRACT PROSPECTUSES DATED MAY 2, 2005:
TRAVELERS LIFE & ANNUITY ACCESS ANNUITY
TRAVELERS LIFE & ANNUITY ACCESS SELECT ANNUITY
TRAVELERS PREMIER ADVISERS - ASSET MANAGER ANNUITY
GOLD TRACK ANNUITY
GOLD TRACK SELECT ANNUITY
TRAVELERS INDEX ANNUITY
TRAVELERS MARQUIS PORTFOLIOS ANNUITY
TRAVELERS PROTECTED EQUITY PORTFOLIO ANNUITY
PIONEER ANNUISTAR ANNUITY
PIONEER ANNUISTAR FLEX ANNUITY
PIONEER ANNUISTAR PLUS ANNUITY
PIONEER ANNUISTAR VALUE ANNUITY
PORTFOLIO ARCHITECT ACCESS ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT PLUS ANNUITY
TRAVELERS PORTFOLIO ARCHITECT ANNUITY
TRAVELERS PORTFOLIO ARCHITECT 3 ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT II ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT SELECT ANNUITY
TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY
TRAVELERS PREMIER ADVISERS ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS II ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY
TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY
TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY
SCUDDER ADVOCATE ADVISOR ANNUITY
SCUDDER ADVOCATE REWARDS ANNUITY

SCUDDER ADVOCATE ADVISOR ST-1 ANNUITY
TRAVELERS RETIREMENT ACCOUNT ANNUITY
UNIVERSAL ANNUITY
TRAVELERS VINTAGE ANNUITY
TRAVELERS VINTAGE 3 ANNUITY
VINTAGE ACCESS ANNUITY
TRAVELERS VINTAGE II ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE II (SERIES II) ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE L ANNUITY
TRAVELERS VINTAGE XTRA ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II) ANNUITY
UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT
TRAVELERS RETIREMENT PERSPECTIVES ("TRP")
TRAVELERS VARIABLE LIFE ACCUMULATOR
TRAVELERS VARIABLE LIFE ACCUMULATOR (SERIES 2)
TRAVELERS CORPORATE BENEFIT LIFE
INVEST
MARKET LIFE
TRAVELERS PORTFOLIO ARCHITECT LIFE
TRAVELERS VARIABLE LIFE
VINTAGE LIFE
TRAVELERS VARIABLE SURVIVORSHIP LIFE
TRAVELERS VARIABLE SURVIVORSHIP LIFE II
THE TRAVELERS GROWTH & INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
TACTICAL AGGRESSIVE STOCK ACCOUNT VARIABLE ANNUITIES
TACTICAL GROWTH & INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
TRAVELERS VARIABLE LIFE ACCUMULATOR (SERIES 3)
UNIVERSAL ANNUITY ADVANTAGE
UNIVERSAL SELECT ANNUITY
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE- SERIES 2 TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000
TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV TRAVELERS LIFE & ANNUITY CORPORATE SELECT


L-24522                                                               July, 2005